Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of fair value of credit derivative [abstract]
Non-current derivative financial assets	₱ 81	₱ 48
Current derivative financial assets		93
Noncurrent liabilities (Note 29)	(190)	(100)
Current liabilities (Note 29)	(960)	(115)
Net liabilities	₱ (1,069)	₱ (74)